INCOME TAXES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Loss carryforwards for income tax purposes available to reduce future taxable income	$ 17.3
Capital losses that can be carried forward indefinitely and applied only against future capital gains	589.8
Capital gain recognized during the period	139.0
Income tax consequences attached to the payment of dividends or distributions	$ 0.0	$ 0.0	$ 0.0